Non-financial Assets and Liabilities - Summary of Deferred Tax Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021
Deferred tax assets
Tax losses	$ 70,799	$ 71,916
Other temporary differences	9,447	8,248
Total deferred tax assets	80,246	80,164
Deferred tax liabilities
Intangible assets	80,246	80,164
Total deferred tax liabilities	$ 80,246	$ 80,164